UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/13 (Unaudited)

CORPORATE BONDS AND NOTES (82.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (38.8%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes (United Kingdom)	2.875	4/25/14	$4,410,000	$4,454,966

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes FRN (United Kingdom)	1.818	4/25/14	3,597,000	3,621,334

Abbey National Treasury Services PLC/London 144A bank guaranty sr. unsec. unsub. notes (United Kingdom)	3.875	11/10/14	2,475,000	2,549,527

ABN Amro Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.037	10/28/16	10,000,000	9,999,850

ABN Amro Bank NV 144A sr. unsec. unsub. notes (Netherlands)	1.375	1/22/16	2,000,000	2,013,000

American Expess Centurion Bank company guaranty sr. unsec. FRN notes	0.715	11/13/15	1,250,000	1,254,545

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes (Australia)	2.125	9/19/14	586,000	594,110

Australia & New Zealand Banking Group, Ltd. 144A bank guaranty sr. unsec. unsub. FRN notes (Australia)	0.465	5/7/15	4,850,000	4,850,006

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes (Australia)	3.700	1/13/15	850,000	882,045

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN notes (Australia)	0.984	1/10/14	1,450,000	1,452,326

Bank of America Corp. sr. unsec. FRN notes	1.070	3/22/16	7,000,000	7,015,063

Bank of America Corp. sr. unsec. unsub. notes	7.375	5/15/14	530,000	548,705

Bank of America Corp. sr. unsec. unsub. notes	4.500	4/1/15	440,000	461,709

Bank of America NA unsec. sub. FRN notes Ser. BKNT	0.534	6/15/16	3,800,000	3,734,689

Bank of Montreal sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.764	7/15/16	11,635,000	11,694,734

Bank of Montreal sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.726	9/11/15	790,000	793,470

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes	0.469	10/23/15	7,390,000	7,395,469

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes	0.508	7/28/14	1,080,000	1,081,429

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes Ser. MTN	1.112	11/24/14	400,000	403,032

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.764	7/15/16	3,000,000	3,015,402

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.654	3/15/16	4,700,000	4,701,179

Bank of Nova Scotia sr. unsec. unsub. notes (Canada)	3.400	1/22/15	711,000	735,944

Bank of Nova Scotia sr. unsec. unsub. notes (Canada)	0.750	10/9/15	1,000,000	1,000,588

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.868	9/9/16	3,000,000	3,010,170

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.712	2/26/16	5,160,000	5,151,682

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes (Japan)	3.850	1/22/15	3,300,000	3,418,338

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes (Japan)	2.450	9/11/15	1,295,000	1,329,978

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes (Japan)	1.000	2/26/16	500,000	498,678

Barclays Bank PLC sr. unsec. unsub. FRN notes (United Kingdom)	1.284	1/13/14	200,000	200,390

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	5.200	7/10/14	1,300,000	1,342,143

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	3.900	4/7/15	1,814,000	1,895,576

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	2.375	1/13/14	1,405,000	1,410,523

Barclays Bank PLC unsec. sub. notes (United Kingdom)	5.015	11/12/13	3,400,000	3,402,448

BB&T Corp. sr. unsec. notes	5.700	4/30/14	2,081,000	2,134,047

BB&T Corp. unsec. sub. notes	5.200	12/23/15	2,315,000	2,512,136

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes (Spain)	3.250	5/16/14	8,102,000	8,187,573

BNP Paribas SA sr. unsec. unsub. FRN notes Ser. MTN (France)	3.002	12/20/14	3,291,000	3,389,302

BNY Mellon NA unsec. sub. notes	4.750	12/15/14	472,000	493,888

BPCE SA sr. unsec. unsub. FRN notes Ser. MTN (France)	1.488	4/25/16	8,875,000	9,003,643

BPCE SA 144A company guaranty sr. unsec. FRN notes (France)	2.015	2/7/14	3,550,000	3,564,062

Branch Banking & Trust Co. unsec. sub. FRN notes	0.574	9/13/16	9,765,000	9,674,937

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. notes (Canada)	0.900	10/1/15	1,200,000	1,206,144

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. notes (Canada)	0.766	7/18/16	3,000,000	3,008,975

Capital One Financial Corp. sr. unsec. unsub. FRN notes	1.394	7/15/14	1,900,000	1,909,240

Capital One Financial Corp. sr. unsec. unsub. FRN notes	0.907	11/6/15	890,000	892,477

Capital One Financial Corp. sr. unsec. unsub. notes	7.375	5/23/14	3,195,000	3,312,528

Capital One Financial Corp. sr. unsec. unsub. notes	6.250	11/15/13	250,000	250,409

Capital One Financial Corp. sr. unsec. unsub. notes	2.150	3/23/15	1,000,000	1,016,765

Capital One Financial Corp. sr. unsec. unsub. notes	2.125	7/15/14	500,000	505,434

Capital One NA/Mclean VA sr. unsec. FRN notes	0.700	3/22/16	4,000,000	3,990,498

Citigroup, Inc. company guaranty sr. notes	1.198	7/25/16	5,000,000	5,048,981

Citigroup, Inc. sr. unsec. FRN notes	1.038	4/1/16	3,700,000	3,714,282

Citigroup, Inc. sr. unsec. notes	6.010	1/15/15	762,000	807,805

Citigroup, Inc. sr. unsec. notes	5.500	10/15/14	1,889,000	1,973,418

Citigroup, Inc. sr. unsec. sub. FRN notes	0.528	6/9/16	3,400,000	3,328,287

Commonwealth Bank of Australia 144A company guaranty sr. unsec. unsub. notes (Australia)	1.052	9/18/15	6,900,000	6,971,884

Commonwealth Bank of Australia 144A sr. unsec. FRN notes (Australia)	0.752	9/20/16	5,000,000	5,000,062

Commonwealth Bank of Australia/New York, NY sr. unsec. FRN notes	1.250	9/18/15	480,000	485,637

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands) sr. unsec. FRN notes (Netherlands)	0.732	3/18/16	9,425,000	9,453,935

Credit Agricole SA/London 144A company guaranty sr. unsec. unsub. notes (United Kingdom)	1.404	4/15/16	8,325,000	8,424,142

Credit Agricole SA/London 144A sr. unsec. FRN notes (France)	1.096	10/3/16	5,000,000	5,000,024

Credit Suisse/New York sr. unsec. notes	5.500	5/1/14	500,000	512,583

Credit Suisse/New York sr. unsec. notes	2.200	1/14/14	450,000	451,673

Danske Bank A/S 144A sr. unsec. unsub. FRN notes (Denmark)	1.294	4/14/14	11,150,000	11,183,796

Dexia Credit Local SA/New York 144A government guaranty sr. unsec. unsub. notes (France)	1.250	10/18/16	4,000,000	4,003,901

DNB Boligkreditt AS 144A sr. unsub. bonds (Norway)	2.100	10/14/15	2,500,000	2,569,000

Fifth Third Bancorp unsec. sub. FRB bonds	0.672	12/20/16	1,020,000	1,008,183

Fifth Third Bank/Cincinnati, Ohio sr. unsec. FRN notes	0.672	2/26/16	7,700,000	7,694,725

Fifth Third Bank/Cincinnati, Ohio sr. unsec. notes	0.900	2/26/16	3,340,000	3,327,365

Fifth Third Bank/Cincinnati, Ohio unsec. sub. notes Ser. BKNT	4.750	2/1/15	800,000	837,168

HBSC Bank USA NA/New York, NY unsec. sub. notes (United Kingdom)	4.625	4/1/14	4,235,000	4,305,979

HSBC Finance Corp. sr. unsec. notes	5.000	6/30/15	1,943,000	2,065,518

HSBC Finance Corp. sr. unsec. FRN notes	5.250	4/15/15	1,981,000	2,098,560

HSBC Finance Corp. sr. unsec. unsub. FRN notes	0.690	6/1/16	5,404,000	5,389,053

ING Bank NV unsec. sub. FRN notes Ser. EMTN (Netherlands)	0.937	5/23/16	1,000,000	960,220

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.891	9/25/15	5,226,000	5,340,559

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.208	3/7/16	6,535,000	6,600,304

JPMorgan Chase & Co. sr. unsec. unsub. FRN notes	0.689	4/23/15	1,000,000	1,000,287

JPMorgan Chase & Co. unsec. sub. FRN notes	1.458	9/1/15	3,087,000	3,087,000

JPMorgan Chase Bank, NA unsec. sub. FRN notes	0.584	6/13/16	9,330,000	9,236,265

KeyBank NA/Cleveland, OH unsec. sub. notes	5.800	7/1/14	2,240,000	2,316,087

KeyBank NA/Cleveland, OH company guaranty sr. unsec. notes Ser. MTN	5.450	3/3/16	5,000,000	5,472,240

KeyCorp sr. unsec. unsub. notes	3.750	8/13/15	2,500,000	2,623,189

Lloyds Bank PLC bank guaranty sr. unsec. FRN notes (United Kingdom)	2.588	1/24/14	445,000	447,326

Lloyds Bank PLC bank guaranty sr. unsec. unsub. notes (United Kingdom)	4.875	1/21/16	1,025,000	1,108,215

Lloyds Bank PLC 144A bank guaranty sr. unsec. notes (United Kingdom)	4.375	1/12/15	10,339,000	10,743,389

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT	0.558	3/7/16	10,000,000	9,978,999

Mellon Funding Corp. company guaranty unsec. sub. notes	5.000	12/1/14	1,600,000	1,674,643

Merrill Lynch & Co., Inc. sr. unsec. unsub. FRN notes Ser. MTNC	0.704	1/15/15	2,000,000	1,997,526

Mizuho Financial Group Cayman, Ltd. 144A unsec. sub. notes (Japan)	5.790	4/15/14	6,675,000	6,804,228

National Australia Bank, Ltd. sr. unsec. FRN notes (Australia)	1.395	8/7/15	1,000,000	1,016,431

National Australia Bank, Ltd. sr. unsec. notes (Australia)	1.700	12/10/13	290,000	290,435

National Australia Bank, Ltd. 144A FRN notes (Australia)	0.966	11/8/13	520,000	520,033

National Australia Bank, Ltd. 144A sr. unsec. FRN notes (Australia)	0.541	1/22/15	1,350,000	1,353,440

National Australia Bank, Ltd. 144A sr. unsec. notes (Australia)	1.700	12/10/13	350,000	350,525

National Australia Bank, Ltd./New York company guaranty sr. unsec. notes (Australia)	0.788	7/25/16	7,600,000	7,626,916

National Australia Bank, Ltd./New York sr. unsec. notes (Australia)	1.600	8/7/15	362,000	368,905

National Australia Bank, Ltd./New York sr. unsec. notes Ser. MTN (Australia)	2.000	3/9/15	140,000	142,777

National Bank of Canada bank guaranty sr. unsec. notes (Canada)	1.500	6/26/15	3,285,000	3,329,587

Nationwide Building Society 144A sr. unsec. notes (United Kingdom)	4.650	2/25/15	354,000	369,771

Nationwide Building Society 144A sr. unsec. sub. notes (United Kingdom)	5.250	1/15/14	9,369,000	9,451,166

Nordea Bank AB 144A sr. unsec. FRN notes (Sweden)	1.144	1/14/14	1,350,000	1,352,782

Nordea Bank AB 144A sr. unsec. notes (Sweden)	2.250	3/20/15	210,000	214,620

Nordea Bank AB 144A sr. unsec. notes (Sweden)	0.725	5/13/16	8,700,000	8,717,674

Nordea Bank AB 144A sr. unsec. unsub. notes (Sweden)	3.700	11/13/14	2,400,000	2,479,135

PNC Bank N.A. company guaranty sr. unsec. notes Ser. BKNT	0.557	4/29/16	4,000,000	3,997,408

PNC Bank N.A. sr. unsec. FRN notes	0.548	1/28/16	1,954,000	1,954,698

PNC Funding Corp. sr. unsec. FRN notes	0.437	1/31/14	250,000	250,096

PNC Funding Corp. sr. unsec. notes	5.400	6/10/14	1,768,000	1,820,122

PNC Funding Corp. sr. unsec. notes	3.000	5/19/14	1,598,000	1,620,986

PNC Funding Corp. sr. unsec. unsub. FRN notes	5.250	11/15/15	1,884,000	2,040,470

Regions Financial Corp. sr. unsec. unsub. notes	7.750	11/10/14	8,088,000	8,623,830

Royal Bank of Canada sr. unsec. FRN notes (Canada)	0.628	3/8/16	2,000,000	2,003,799

Royal Bank of Canada sr. unsec. unsub. FRN notes Ser. GMTN (Canada)	0.714	9/9/16	12,340,000	12,378,488

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes (United Kingdom)	4.375	3/16/16	1,785,000	1,912,508

Royal Bank of Scotland PLC (The) sr. unsec. notes (United Kingdom)	4.875	3/16/15	750,000	788,221

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes (United Kingdom)	2.550	9/18/15	1,615,000	1,654,051

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes (United Kingdom)	4.875	8/25/14	9,358,000	9,644,299

Santander Holdings USA, Inc. sr. unsec. unsub. notes	4.625	4/19/16	2,000,000	2,147,292

Societe Generale SA 144A company guaranty sr. notes (France)	1.296	4/11/14	1,400,000	1,405,428

Societe Generale SA 144A sr. unsec. notes (France)	2.500	1/15/14	5,218,000	5,233,972

Societe Generale SA 144A sr. unsec. unsub. FRN notes (France)	3.100	9/14/15	1,450,000	1,505,825

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	5.500	11/18/14	3,714,000	3,881,910

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	3.850	4/27/15	5,480,000	5,708,590

Sumitomo Mitsui Banking Corp. sr. unsec. notes (Japan)	1.350	7/18/15	1,450,000	1,463,556

Sumitomo Mitsui Banking Corp. sr. unsec. notes (Japan)	0.912	7/19/16	3,250,000	3,256,158

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes (Japan)	1.950	1/14/14	1,500,000	1,504,295

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes (Japan)	1.900	7/22/14	380,000	383,482

Sumitomo Mitsui Banking Corp. 144A sr. unsec. unsub. bonds (Japan)	3.150	7/22/15	2,290,000	2,379,470

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.721	9/23/16	2,000,000	2,002,400

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.700	3/21/16	11,410,000	11,429,196

Swetbank Hypotek AB 144A bank guaranty sr. unsub. bonds (Sweden)	2.950	3/28/16	425,000	445,740

Swetbank Hypotek AB 144A bank guaranty unsub. notes (Sweden)	0.698	3/28/14	1,110,000	1,111,966

Toronto-Dominion Bank (The) sr. unsec. FRB bonds Ser. MTN (Canada)	0.716	9/9/16	8,000,000	8,025,268

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.445	5/1/15	4,000,000	4,002,406

UBS AG/Stamford, CT sr. notes	7.375	7/15/15	4,375,000	4,813,642

UBS AG/Stamford, CT sr. unsec. FRN notes	1.238	1/28/14	1,331,000	1,334,409

UBS AG/Stamford, CT sr. unsec. notes	2.250	1/28/14	1,393,000	1,399,243

UBS AG/Stamford, CT sr. unsec. notes Ser. DPNT	3.875	1/15/15	1,500,000	1,557,323

US Bancorp sr. unsec. unsub. notes	4.200	5/15/14	100,000	102,099

US Bank NA unsec. sub. FRN notes	0.524	10/14/14	2,114,000	2,116,960

US Bank NA unsec. sub. notes	6.300	2/4/14	288,000	292,243

US Bank NA unsec. sub. notes	4.950	10/30/14	2,958,000	3,089,711

US Bank NA unsec. sub. notes	4.800	4/15/15	3,750,000	3,969,604

Wachovia Corp. unsec. sub. FRN notes	0.614	10/15/16	3,750,000	3,703,751

Wachovia Corp. unsec. sub. FRN notes	0.576	10/28/15	8,544,000	8,509,482

Wells Fargo Bank, NA unsec. sub. FRN notes	0.473	5/16/16	2,000,000	1,984,114

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	1.011	9/25/15	3,880,000	3,922,276

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	3.000	8/4/15	2,000,000	2,084,466

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	1.125	9/25/15	1,330,000	1,343,482

Westpac Banking Corp. 144A sr. unsec. FRN notes (Australia)	1.192	2/24/14	700,000	702,019

				499,096,495
Basic materials (0.3%)

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. FRN notes (Australia)	0.533	2/18/14	1,117,000	1,117,951

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. FRN notes (Australia)	0.498	9/30/16	3,000,000	3,002,659

				4,120,610
Capital goods (1.3%)

Caterpillar Financial Services Corp. sr. unsec. FRN notes	0.556	12/11/13	350,000	350,146

Caterpillar Financial Services Corp. sr. unsec. FRN notes	0.538	4/1/14	1,290,000	1,291,801

Caterpillar Financial Services Corp. sr. unsec. notes	6.125	2/17/14	880,000	895,088

Caterpillar Financial Services Corp. sr. unsec. notes Ser. MTN	4.750	2/17/15	585,000	616,783

Caterpillar Financial Services Corp. sr. unsec. unsub. notes	1.125	12/15/14	650,000	655,167

John Deere Capital Corp. sr. unsec. FRN notes	0.536	10/11/16	10,000,000	9,997,116

John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN	2.950	3/9/15	1,000,000	1,032,823

John Deere Capital Corp. unsec. FRN notes	0.314	1/12/15	2,000,000	2,000,006

				16,838,930
Communication services (2.2%)

Alltel Corp. sr. unsec. notes	6.500	11/1/13	250,000	250,000

AT&T, Inc. sr. unsec. unsub. FRN notes	0.624	2/12/16	4,255,000	4,249,675

AT&T, Inc. sr. unsec. unsub. notes	0.800	12/1/15	3,000,000	2,997,586

BellSouth Corp. sr. unsec. unsub. bonds	5.200	9/15/14	3,645,000	3,791,511

British Telecommunications PLC sr. unsec. unsub. FRN notes (United Kingdom)	1.377	12/20/13	3,550,000	3,555,037

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes	7.375	11/15/13	2,400,000	2,404,522

Comcast Corp. company guaranty sr. unsec. unsub. notes	5.850	11/15/15	2,700,000	2,976,755

Deutsche Telekom International Finance BV company guaranty sr. unsec. notes (Netherlands)	4.875	7/8/14	4,484,000	4,613,982

Verizon Communications, Inc. sr. unsec. unsub. FRN notes	1.782	9/15/16	4,000,000	4,120,579

				28,959,647
Consumer cyclicals (5.9%)

Clorox Co. (The) sr. unsec. notes	3.550	11/1/15	1,000,000	1,050,351

Clorox Co. (The) sr. unsec. unsub. notes	5.000	1/15/15	5,000,000	5,249,260

Daimler Finance North America, LLC 144A company guaranty sr. unsec. notes	1.950	3/28/14	2,685,000	2,697,241

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. FRN notes	0.858	3/28/14	1,330,000	1,332,353

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes	0.922	8/1/16	4,000,000	4,008,656

Ford Motor Credit Co., LLC company guaranty sr. unsec. notes	1.516	5/9/16	8,792,000	8,911,905

Ford Motor Credit Co., LLC sr. unsec. unsub. notes	8.700	10/1/14	500,000	535,769

Harley-Davidson Financial Services, Inc. 144A company guaranty sr. unsec. notes	1.150	9/15/15	1,200,000	1,202,266

Harley-Davidson Funding Corp. 144A company guaranty sr. unsec. notes	5.750	12/15/14	2,572,000	2,707,889

Home Depot, Inc. (The) sr. unsec. unsub. notes	5.400	3/1/16	5,266,000	5,827,808

Home Depot, Inc. (The) sr. unsec. unsub. notes	5.250	12/16/13	360,000	362,011

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	5.750	7/15/14	11,111,000	11,509,618

NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN notes	0.781	4/15/16	7,635,000	7,660,712

Nissan Motor Acceptance Corp. 144A sr. unsec. notes	4.500	1/30/15	2,135,000	2,227,958

Nissan Motor Acceptance Corp. 144A unsec. FRN notes	0.950	9/26/16	6,000,000	6,008,739

Toyota Motor Credit Corp. sr. unsec. FRN notes	0.406	3/10/15	2,210,000	2,213,032

Toyota Motor Credit Corp. sr. unsec. unsub. FRN notes	0.553	5/17/16	3,000,000	3,006,909

Toyota Motor Credit Corp. sr. unsec. unsub. notes	3.200	6/17/15	214,000	223,337

Toyota Motor Credit Corp. sr. unsec. unsub. notes	0.875	7/17/15	1,000,000	1,007,067

Toyota Motor Credit Corp. unsec. FRN notes	0.430	12/5/14	2,369,000	2,372,215

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	1.000	3/21/14	1,270,000	1,273,129

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.864	11/20/14	1,550,000	1,556,623

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. FRN notes (Germany)	0.858	4/1/14	350,000	350,546

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. notes (Germany)	1.875	4/1/14	960,000	965,319

Walt Disney Co. (The) company guaranty sr. unsec. unsub. notes	1.350	8/16/16	1,543,000	1,569,013

				75,829,726
Consumer finance (1.9%)

American Express Co. sr. unsec. notes	7.250	5/20/14	2,182,000	2,262,577

American Express Credit Corp. sr. unsec. FRN notes	0.747	7/29/16	4,000,000	4,017,517

American Express Credit Corp. sr. unsec. FRN notes Ser. MTN	5.300	12/2/15	2,000,000	2,170,238

American Express Credit Corp. sr. unsec. sub. FRN notes	1.356	6/12/15	2,468,000	2,504,823

American Honda Finance Corp. sr. unsec. unsub. FRN notes	0.744	10/7/16	7,500,000	7,528,633

American Honda Finance Corp. 144A company guaranty sr. unsec. unsub. notes	0.637	5/26/16	4,940,000	4,945,735

Capital One Bank USA NA sr. unsec. unsub. notes	5.125	2/15/14	550,000	557,173

				23,986,696
Consumer staples (5.1%)

Altria Group, Inc. company guaranty sr. unsec. notes	7.750	2/6/14	2,250,000	2,290,673

Altria Group, Inc. company guaranty sr. unsec. unsub. notes	8.500	11/10/13	2,591,000	2,593,842

Anheuser-Busch Cos., LLC company guaranty sr. unsec. notes	4.950	1/15/14	595,000	600,316

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes	0.800	1/15/16	1,000,000	1,002,472

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes FRN	0.603	7/14/14	1,290,000	1,292,784

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	5.375	11/15/14	3,390,000	3,561,466

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	3.625	4/15/15	1,000,000	1,045,257

Bacardi, Ltd. 144A company guaranty sr. unsec. unsub. notes (Bermuda)	7.450	4/1/14	2,070,000	2,126,066

Bottling Group, LLC company guaranty sr. unsec. notes	6.950	3/15/14	3,503,000	3,586,378

Cargill, Inc. 144A sr. unsec. notes	5.000	11/15/13	215,000	215,256

ConAgra Foods, Inc. sr. unsec. notes	5.875	4/15/14	3,388,000	3,467,540

Costco Wholesale Corp. sr. unsec. unsub. notes	0.650	12/7/15	4,500,000	4,509,599

Diageo Capital PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	7.375	1/15/14	3,350,000	3,394,977

Diageo Capital PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	0.625	4/29/16	2,000,000	1,994,090

Diageo Finance BV company guaranty sr. unsec. unsub. notes (Netherlands)	5.300	10/28/15	1,090,000	1,188,511

Erac USA Finance Co. 144A company guaranty notes	2.250	1/10/14	6,626,000	6,645,096

Foster's Finance Corp. 144A company guaranty sr. unsec. notes	4.875	10/1/14	5,410,000	5,611,739

Kellogg Co. sr. unsec. unsub. notes	1.125	5/15/15	5,000,000	5,040,840

Kroger Co. (The) company guaranty sr. unsec. notes	7.500	1/15/14	3,476,000	3,522,929

Kroger Co. (The) company guaranty sr. unsec. notes	3.900	10/1/15	2,535,000	2,672,057

PepsiAmericas, Inc. company guaranty sr. unsec. unsub. notes	4.375	2/15/14	1,876,000	1,896,951

PepsiCo, Inc. sr. unsec. unsub. FRN notes	0.472	2/26/16	4,087,000	4,095,620

PepsiCo, Inc. sr. unsec. unsub. notes	0.800	8/25/14	659,000	661,398

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes	1.850	1/15/15	1,256,000	1,271,834

WPP Finance UK company guaranty sr. unsec. unsub. notes (United Kingdom)	5.875	6/15/14	1,307,000	1,345,713

Yale University sr. unsec. unsub. notes Ser. MTN	2.900	10/15/14	380,000	389,299

				66,022,703
Energy (1.5%)

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	4.900	12/1/14	1,000,000	1,044,570

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	1.450	11/14/14	5,919,000	5,967,595

Chevron Corp. sr. unsec. FRN notes	0.889	6/24/16	2,000,000	2,011,621

Devon Energy Corp. sr. unsec. unsub. notes	5.625	1/15/14	3,385,000	3,419,879

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes (Canada)	5.800	5/1/14	6,200,000	6,355,599

				18,799,264
Financial (1.1%)

General Electric Capital Corp. sr. notes Ser. GMTN	0.894	7/12/16	3,540,000	3,559,085

General Electric Capital Corp. sr. unsec. FRN notes	1.082	12/20/13	500,000	500,495

General Electric Capital Corp. sr. unsec. FRN notes	0.843	1/8/16	1,500,000	1,507,304

General Electric Capital Corp. sr. unsec. FRN notes	0.443	1/8/16	4,880,000	4,865,658

General Electric Capital Corp. sr. unsec. FRN notes	0.433	10/6/15	1,675,000	1,668,303

General Electric Capital Corp. sr. unsec. FRN notes	0.404	9/15/14	100,000	100,135

General Electric Capital Corp. sr. unsec. unsub. FRN notes	1.279	7/2/15	700,000	709,125

General Electric Capital Corp. sr. unsec. unsub. notes	4.375	9/21/15	700,000	747,261

				13,657,366
Health care (0.5%)

AbbVie, Inc. sr. unsec. unsub. FRN notes	1.027	11/6/15	3,624,000	3,661,541

AbbVie, Inc. sr. unsec. unsub. notes	1.200	11/6/15	1,795,000	1,807,551

Coventry Health Care, Inc. sr. unsec. notes	6.125	1/15/15	1,310,000	1,393,600

				6,862,692
Insurance (5.0%)

Aflac, Inc. sr. unsec. notes	3.450	8/15/15	2,790,000	2,926,355

Allstate Corp. (The) sr. unsec. unsub. notes	6.200	5/16/14	2,072,000	2,134,332

Allstate Corp. (The) sr. unsec. unsub. notes	5.000	8/15/14	780,000	807,587

American International Group, Inc. sr. unsec. unsub. notes	4.250	9/15/14	8,146,000	8,392,790

American International Group, Inc. sr. unsec. unsub. notes	3.000	3/20/15	1,857,000	1,910,493

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes	4.000	3/30/15	1,150,000	1,199,953

Hartford Life Global Funding Trusts sr. unsub. FRN notes	0.434	6/16/14	7,001,000	6,999,250

Lincoln National Corp. sr. unsec. unsub. notes	4.750	2/15/14	2,107,000	2,132,088

Mass Mutual Global Funding II 144A sr. FRN notes	0.419	12/6/13	678,000	678,148

Mass Mutual Global Funding II 144A sr. unsub. FRN notes	0.624	1/14/14	148,000	148,124

Mass Mutual Global Funding II 144A sr. unsub. notes	2.300	9/28/15	500,000	516,037

MetLife Institutional Funding II 144A FRN notes	1.144	4/4/14	500,000	501,992

MetLife Institutional Funding II 144A FRN notes	0.613	1/6/15	6,500,000	6,509,227

Metropolitan Life Global Funding I 144A sr. notes	2.000	1/9/15	725,000	735,285

Metropolitan Life Global Funding I 144A sr. notes	2.000	1/10/14	112,000	112,348

Metropolitan Life Global Funding I 144A FRB bonds	0.774	7/15/16	3,560,000	3,571,562

Metropolitan Life Global Funding I 144A sr. unsub. FRN notes	0.602	3/19/14	500,000	500,711

Monumental Global Funding III 144A sr. unsub. FRN notes	0.444	1/15/14	1,200,000	1,200,004

Monumental Global Funding, Ltd. 144A sr. unsub. notes	5.250	1/15/14	485,000	489,526

New York Life Global Funding 144A FRN notes	0.504	4/4/14	500,000	500,692

New York Life Global Funding 144A sr. unsec. FRN notes	0.589	5/23/16	5,000,000	5,006,371

Principal Life Global Funding II 144A company guaranty sr. FRN notes	0.868	7/9/14	500,000	501,279

Principal Life Global Funding II 144A notes	1.000	12/11/15	4,835,000	4,850,136

Principal Life Income Funding Trusts sr. FRN notes	0.446	11/8/13	270,000	270,005

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes	2.997	9/30/15	2,579,750	2,669,298

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN	4.750	4/1/14	2,881,000	2,930,954

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB	5.100	9/20/14	5,985,000	6,220,002

				64,414,549
Investment banking/Brokerage (1.6%)

Deutsche Bank AG Ser. EMTN (Germany)	1.063	2/17/15	2,313,000	2,302,962

Goldman Sachs Group, Inc. (The) sr. unsec. FRN notes	1.265	2/7/14	7,568,000	7,582,606

Macquarie Group, Ltd. 144A bonds (Australia)	7.300	8/1/14	7,578,000	7,925,560

Morgan Stanley sr. unsec. unsub. FRN notes Ser. GMTN	1.202	12/19/14	500,000	500,340

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes	4.150	12/1/14	2,245,000	2,329,129

				20,640,597
Real estate (11.1%)

Boston Properties, LP sr. unsec. unsub. notes(R)	5.625	4/15/15	4,354,000	4,653,173

Boston Properties, LP sr. unsec. unsub. notes(R)	5.000	6/1/15	8,225,000	8,765,048

Camden Property Trust sr. unsec. unsub. notes(R)	5.375	12/15/13	6,750,000	6,787,128

Camden Property Trust sr. unsec. unsub. notes(R)	5.000	6/15/15	2,596,000	2,756,382

Colonial Realty LP sr. unsec. unsub. notes	6.250	6/15/14	12,858,000	13,275,224

Duke Realty LP company guaranty sr. unsec. notes(R)	7.375	2/15/15	398,000	428,640

Duke Realty LP sr. unsec. unsub. notes(R)	5.400	8/15/14	4,086,000	4,223,493

ERP Operating LP sr. unsec. unsub. notes(R)	5.250	9/15/14	4,555,000	4,737,266

Federal Realty Investment Trust sr. unsec. unsub. notes(R)	5.950	8/15/14	2,620,000	2,719,919

HCP, Inc. sr. unsec. notes(R)	7.072	6/8/15	3,500,000	3,813,716

HCP, Inc. sr. unsec. unsub. notes(R)	2.700	2/1/14	3,655,000	3,674,247

Health Care REIT, Inc. sr. unsec. notes(R)	6.000	11/15/13	7,070,000	7,080,158

Health Care REIT, Inc. sr. unsec. notes(R)	3.625	3/15/16	4,000,000	4,206,306

Hospitality Properties Trust sr. unsec. notes(R)	7.875	8/15/14	2,581,000	2,638,750

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	4.904	2/18/15	1,157,000	1,213,098

Kimco Realty Corp. sr. unsec. unsub. notes(R)	4.820	6/1/14	7,729,000	7,911,814

Liberty Property LP sr. unsec. FRN notes(R)	5.125	3/2/15	600,000	630,081

Pan Pacific Retail Properties, Inc. company guaranty sr. unsec. notes(R)	5.950	6/1/14	2,547,000	2,622,526

Realty Income Corp. sr. unsec. notes(R)	5.500	11/15/15	4,000,000	4,332,844

Regency Centers LP company guaranty sr. unsec. unsub. notes	4.950	4/15/14	8,100,000	8,249,538

Simon Property Group LP sr. unsec. notes(R)	6.750	5/15/14	5,507,000	5,606,433

Simon Property Group LP sr. unsec. unsub. notes(R)	5.750	12/1/15	1,024,000	1,118,642

Simon Property Group LP sr. unsec. unsub. notes(R)	5.625	8/15/14	2,795,000	2,895,022

Simon Property Group LP sr. unsec. unsub. notes(R)	5.100	6/15/15	1,000,000	1,070,709

Simon Property Group LP sr. unsec. unsub. notes(R)	4.900	1/30/14	1,105,000	1,114,599

Simon Property Group LP sr. unsec. unsub. notes(R)	4.200	2/1/15	819,000	847,987

UDR, Inc. company guaranty sr. unsec. unsub. notes(R)	5.250	1/15/15	7,011,000	7,365,595

UDR, Inc. sr. unsec. unsub. notes(R)	5.500	4/1/14	1,000,000	1,018,644

UDR, Inc. sr. unsec. unsub. notes(R)	5.130	1/15/14	4,998,000	5,040,377

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes(R)	3.125	11/30/15	6,055,000	6,318,223

Vornado Realty LP sr. unsec. unsub. notes(R)	4.250	4/1/15	1,165,000	1,207,753

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes	5.750	9/2/15	10,960,000	11,899,158

Weingarten Realty Investors sr. unsec. unsub. notes(R)	4.857	1/15/14	2,400,000	2,418,168

				142,640,661
Technology (0.8%)

Western Union Co. (The) sr. unsec. notes	6.500	2/26/14	2,480,000	2,524,997

Western Union Co. (The) sr. unsec. unsub. FRN notes	1.262	8/21/15	8,000,000	8,031,320

				10,556,317
Transportation (0.7%)

Burlington Northern Santa Fe, LLC sr. unsec. notes	7.000	2/1/14	4,500,000	4,569,503

Kansas City Southern de Mexico SA de CV 144A sr. unsec. FRN notes (Mexico)	0.937	10/28/16	4,000,000	3,993,932

				8,563,435
Utilities and power (4.6%)

Atmos Energy Corp. sr. unsec. unsub. notes	4.950	10/15/14	2,000,000	2,079,188

CMS Energy Corp. sr. unsec. unsub. notes	4.250	9/30/15	2,000,000	2,104,812

DTE Electric Co. sr. notes (Canada)	4.800	2/15/15	2,000,000	2,092,374

DTE Energy Co. sr. unsec. unsub. notes	7.625	5/15/14	1,201,000	1,245,158

Duke Energy Carolinas, LLC sr. unsec. unsub. notes	6.300	2/1/14	5,641,000	5,721,039

Duke Energy Ohio, Inc. sr. mortgage FRB bonds	0.399	3/6/15	1,000,000	1,001,227

FPL Group Capital, Inc. company guaranty sr. unsec. notes	7.875	12/15/15	2,500,000	2,850,908

Georgia Power Co. sr. unsec. unsub. FRN notes	0.574	3/15/16	3,209,000	3,209,162

Georgia Power Co. sr. unsec. unsub. notes	6.000	11/1/13	3,793,000	3,793,000

Georgia Power Co. sr. unsec. unsub. notes	0.625	11/15/15	2,000,000	1,998,222

Kinder Morgan Energy Partners LP sr. unsec. notes	5.125	11/15/14	2,801,000	2,928,319

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes	5.000	12/15/13	4,500,000	4,522,865

LG&E and KU Energy, LLC company guaranty sr. unsec. unsub. notes	2.125	11/15/15	4,000,000	4,083,032

MidAmerican Energy Holdings Co. sr. unsec. notes	5.000	2/15/14	2,660,000	2,692,965

Oncor Electric Delivery Co., LLC sr. notes	6.375	1/15/15	1,910,000	2,032,809

Peco Energy Co. bonds	5.000	10/1/14	500,000	519,906

Potomac Edison Co. (The) sr. unsub. notes	5.125	8/15/15	3,675,000	3,921,361

Progress Energy, Inc. sr. notes	6.050	3/15/14	4,950,000	5,047,010

Southern Co. (The) sr. unsec. unsub. notes	4.150	5/15/14	115,000	117,157

TransCanada PipeLines, Ltd. company guaranty sr. unsec. notes (Canada)	0.928	6/30/16	7,100,000	7,154,450

Westar Energy, Inc. bonds	6.000	7/1/14	500,000	517,955

				59,632,919

Total corporate bonds and notes (cost $1,059,428,830)				$1,060,622,607

MORTGAGE-BACKED SECURITIES (7.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (3.9%)

Federal Home Loan Mortgage Corp.
Ser. 3151, Class PD	6.000	11/15/34	$129,141	$129,528
Ser. 2430, Class UD	6.000	3/15/17	151,457	160,742
Ser. 3724, Class CM	5.500	6/15/37	649,039	709,325
Ser. 3316, Class CD	5.500	5/15/37	323,263	352,827
Ser. 3302, Class DA	5.500	12/15/17	196,367	199,370
Ser. 2503, Class B	5.500	9/15/17	167,500	178,741
Ser. 3662, Class QA	5.000	3/15/38	455,225	467,486
Ser. 3593, Class KP	5.000	6/15/36	74,858	75,304
Ser. 3028, Class BA	5.000	4/15/34	167,231	172,542
Ser. 2938, Class ND	5.000	10/15/33	64,334	65,698
Ser. 2888, Class CG	5.000	8/15/33	215,834	223,159
Ser. 2941, Class XD	5.000	5/15/33	141,318	141,808
Ser. 2840, Class OE	5.000	2/15/33	111,744	113,962
Ser. 2875, Class GM	5.000	1/15/33	184,692	187,342
Ser. 2750, Class NE	5.000	4/15/32	40,810	40,877
Ser. 2903, Class LA	5.000	10/15/31	114,829	115,605
Ser. 3331, Class NV	5.000	6/15/29	286,000	302,615
Ser. 3580, Class VB	5.000	4/15/29	212,953	219,199
Ser. 2542, Class ES	5.000	12/15/17	44,201	46,675
Ser. 2519, Class AH	5.000	11/15/17	484,798	514,881
Ser. 2513, Class DB	5.000	10/15/17	63,770	67,612
Ser. 3539, Class PM	4.500	5/15/37	148,933	154,943
Ser. 3730, Class PL	4.500	1/15/33	60,662	61,080
Ser. 3697, Class BM	4.500	9/15/31	56,950	57,907
Ser. 2958, Class QD	4.500	4/15/20	86,813	91,911
Ser. 2931, Class AM	4.500	7/15/19	33,133	33,801
Ser. 3825, Class AP	4.000	3/15/39	3,149,815	3,240,372
Ser. 3845, Class KP	4.000	4/15/38	412,542	417,854
Ser. 3681, Class AH	4.000	10/15/27	806,340	821,194
Ser. 3891, Class UK	3.500	3/15/41	220,245	227,491
Ser. 3805, Class AK	3.500	4/15/24	178,124	184,224
Ser. 3896, Class PG(F)	3.000	3/15/40	283,713	283,026
Ser. 3683, Class JH	2.500	12/15/23	89,538	90,488
Ser. 3611, Class PO, PO	0.000	7/15/34	171,724	159,415
Ser. 1420, Class B, PO	0.000	11/15/22	68,385	63,281

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	101,039	114,816
Ser. 10-110, Class AE	9.750	11/25/18	345,403	392,850
Ser. 06-10, Class GC	6.000	9/25/34	5,109,896	5,263,193
Ser. 06-124, Class A	5.625	11/25/36	80,197	83,524
Ser. 08-8, Class PA	5.000	2/25/38	363,537	384,677
Ser. 09-86, Class PC	5.000	3/25/37	4,299,379	4,382,679
Ser. 09-55, Class PC	5.000	9/25/36	74,278	75,295
Ser. 05-101, Class ND	5.000	6/25/34	186,353	189,865
Ser. 09-15, Class MC	5.000	3/25/24	140,805	149,209
Ser. 03-92, Class VH	5.000	2/25/19	650,000	668,118
Ser. 02-65, Class HC	5.000	10/25/17	36,642	38,512
Ser. 11-121, Class JP	4.500	12/25/41	698,329	733,027
Ser. 09-100, Class PA	4.500	4/25/39	64,088	66,051
Ser. 04-8, Class GD	4.500	10/25/32	203,073	209,162
Ser. 04-26, Class PD	4.500	8/25/32	318,000	328,139
Ser. 11-60, Class PA	4.000	10/25/39	99,328	104,347
Ser. 11-4, Class JP	4.000	6/25/39	1,221,866	1,264,232
Ser. 11-36, Class PA	4.000	2/25/39	877,212	907,015
Ser. 11-113, Class LA	4.000	6/25/37	125,228	126,219
Ser. 03-43, Class YA	4.000	3/25/33	809,895	834,489
Ser. 10-109, Class JB	4.000	8/25/28	525,385	553,236
Ser. 10-17, Class CA	4.000	11/25/23	175,213	178,751
Ser. 11-89, Class VA	4.000	9/25/23	737,344	755,346
Ser. 11-111, Class VA	4.000	1/25/23	459,562	468,188
Ser. 11-111, Class VC	4.000	1/25/23	341,599	344,760
Ser. 11-20, Class PC(F)	3.500	3/25/39	219,259	224,715
Ser. 11-40, Class DA	3.500	11/25/37	819,372	831,286
Ser. 10-155, Class A	3.500	9/25/25	69,085	70,435
Ser. 11-42, Class BJ	3.000	8/25/25	1,499,193	1,542,930
Ser. 10-49, Class KC	3.000	11/25/23	183,661	187,600
Ser. 10-81, Class AP	2.500	7/25/40	394,764	398,158
FRB Ser. 10-90, Class GF	0.670	8/25/40	5,735,950	5,759,468
FRB Ser. 06-74, Class FL	0.520	8/25/36	1,438,309	1,444,601
FRB Ser. 05-63, Class FC	0.420	10/25/31	1,960,677	1,954,320

Government National Mortgage Association
Ser. 07-2, Class PB	5.500	6/20/35	103,277	104,548
Ser. 09-46, Class HC	5.000	11/20/34	155,883	157,609
Ser. 09-79, Class MB	5.000	2/20/34	167,660	168,917
Ser. 10-61, Class EA	5.000	9/20/31	389,900	401,532
Ser. 10-31, Class VA	5.000	3/20/21	730,961	762,881
Ser. 09-38, Class AB	4.750	9/16/31	153,054	155,622
Ser. 10-162, Class PQ	4.500	6/16/39	166,001	177,178
Ser. 10-39, Class PH	4.500	11/20/38	667,482	701,617
Ser. 11-7, Class CA	4.500	11/20/37	258,401	266,064
Ser. 09-109, Class NK	4.500	7/20/37	757,607	788,872
Ser. 09-94, Class MB	4.500	4/20/37	803,006	837,124
Ser. 10-29, Class PA	4.500	8/20/36	590,047	605,640
Ser. 09-116, Class EK	4.500	12/20/34	338,539	351,606
Ser. 09-54, Class HT	4.500	12/20/34	204,169	210,126
Ser. 09-29, Class NP	4.500	6/16/34	164,226	166,066
Ser. 09-31, Class MA	4.500	8/20/33	53,678	54,391
Ser. 09-59, Class P	4.250	9/20/33	281,047	294,395
Ser. 09-32, Class AB	4.000	5/16/39	74,296	77,697
Ser. 10-32, Class CJ	4.000	1/20/38	697,668	733,833
Ser. 08-31, Class PN	4.000	11/20/36	34,126	34,564
Ser. 09-55, Class HC	3.500	6/20/39	225,049	232,119
Ser. 08-38, Class PS	3.500	5/20/37	62,035	63,157
Ser. 09-93, Class EJ	3.500	5/20/35	35,510	35,833
Ser. 09-118, Class AW(F)	3.000	5/20/37	1,602,124	1,628,108
Ser. 10-57, Class PJ	3.000	6/20/33	167,325	167,603
Ser. 12-15, Class PA	2.500	4/16/40	386,774	387,464

				50,966,064
Commercial mortgage-backed securities (3.0%)

Banc of America Commercial Mortgage Trust
Ser. 07-1, Class A3	5.449	1/15/49	856,258	868,246
Ser. 06-5, Class A2	5.317	9/10/47	3,833,536	3,853,628
Ser. 06-6, Class A2	5.309	10/10/45	345,777	347,655

Bear Stearns Commercial Mortgage Securities Trust
Ser. 07-PW15, Class AAB	5.315	2/11/44	1,532,202	1,572,958
Ser. 05-PWR9, Class A2	4.735	9/11/42	367,308	369,144

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A4	5.658	10/15/48	838,686	862,841

Commercial Mortgage Trust
FRB Ser. 06-C7, Class AAB	5.714	6/10/46	1,432,512	1,441,465
Ser. 05-C6, Class AJ	5.209	6/10/44	1,581,000	1,654,024

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C6, Class AJ	5.230	12/15/40	1,616,000	1,716,677

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 04-C1, Class D	4.956	1/15/37	2,115,000	2,149,369

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2	5.761	9/15/39	2,121,575	2,125,353

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class AAB	5.477	12/10/49	555,392	571,770

GE Commercial Mortgage Corporation Trust Ser. 05-C2, Class A3	4.839	5/10/43	2,054	2,055

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2	5.381	3/10/39	673,520	684,296
Ser. 05-GG3, Class AAB	4.619	8/10/42	287,125	290,534

GS Mortgage Securities Trust Ser. 06-GG6, Class A2	5.506	4/10/38	2,785,251	2,820,067

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2	5.798	6/15/49	3,227,913	3,234,368
FRB Ser. 06-CB14, Class A3B	5.486	12/12/44	590,490	592,190
Ser. 07-LD12, Class A2	5.827	2/15/51	43,029	43,029
Ser. 07-C1, Class A3	5.790	2/15/51	2,843,000	2,889,199
Ser. 04-LN2, Class A2	5.115	7/15/41	1,991,937	2,031,191

Merrill Lynch Mortgage Trust
Ser. 05-CIP1, Class A2	4.960	7/12/38	687,137	692,606
Ser. 04-BPC1, Class AJ	4.922	10/12/41	1,715,000	1,763,878

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2	5.741	8/12/41	41,752	41,752
FRB Ser. 07-HQ12, Class A2FX	5.579	4/12/49	2,561,551	2,613,294
FRB Ser. 04-T13, Class C	4.790	9/13/45	1,500,000	1,518,285
Ser. 04-T13, Class A4	4.660	9/13/45	396,399	396,518

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, Class A2	5.569	5/15/46	680,442	683,164
Ser. 07-C31, Class A2	5.421	4/15/47	300,068	300,319

				38,129,875
Residential mortgage-backed securities (non-agency) (0.4%)

Chase Funding Mortgage Loan Asset-Backed Certificates
Ser. 04-2, Class 1A4	5.323	2/25/35	189,269	190,404
Ser. 04-1, Class 1A6	4.266	6/25/15	7,820	7,840

Countrywide Asset Backed Certificates
FRB Ser. 05-1, Class MV3	0.650	7/25/35	1,400,000	1,346,100
FRB Ser. 05-4, Class MV1	0.630	10/25/35	61,701	61,609

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M1	0.600	5/25/35	3,682,106	3,632,398

Home Equity Asset Trust FRB Ser. 06-3, Class 2A3	0.350	7/25/36	45,671	45,443

				5,283,794

Total mortgage-backed securities (cost $94,572,148)				$94,379,733

COMMERCIAL PAPER (5.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

AXA Financial, Inc. 144A	0.807	8/6/14	$6,000,000	$5,975,681

British Telecommunications PLC (United Kingdom)	0.740	3/10/14	2,000,000	1,997,451

British Telecommunications PLC (United Kingdom)	0.586	3/27/14	1,750,000	1,747,313

CBS Corp.	0.280	11/4/13	1,650,000	1,649,930

Daimler Finance North America, LLC	0.674	3/13/14	400,000	399,472

DCP Midstream, LLC 144A	0.600	11/1/13	10,000,000	9,999,944

ENI Finance USA, Inc.	0.441	12/5/13	5,000,000	4,997,798

Ford Motor Credit Co., LLC	1.018	11/22/13	1,000,000	999,504

Ford Motor Credit Co., LLC	1.008	11/12/13	1,000,000	999,731

Ford Motor Credit Co., LLC	1.007	12/19/13	1,000,000	998,809

Ford Motor Credit Co., LLC	0.721	11/1/13	900,000	899,980

Molson Coors Brewing Co.	0.420	11/27/13	4,000,000	3,998,731

NiSource Finance Corp.	0.500	11/1/13	6,000,000	5,999,872

SCANA Corp.	0.380	11/7/13	5,000,000	4,999,631

Textron, Inc.	0.700	11/22/13	7,000,000	6,998,152

TransCanada PipeLines, Ltd. (Canada)	0.370	11/21/13	2,000,000	1,999,732

Whirlpool Corp.	0.681	12/12/13	5,000,000	4,997,445

Whirlpool Corp.	0.681	12/11/13	5,222,000	5,219,401

Wyndham Worldwide Corp.	0.750	11/6/13	7,500,000	7,499,500

Wyndham Worldwide Corp.	0.500	11/1/13	3,500,000	3,499,961

Total commercial paper (cost $75,856,768)				$75,878,038

CERTIFICATES OF DEPOSIT (1.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Nova Scotia/Houston FRN	0.788	1/27/14	$300,000	$300,648

Bank of Nova Scotia/Houston FRN	0.696	9/11/15	2,044,000	2,051,054

Bank of Nova Scotia/Houston FRN	0.488	10/23/15	2,000,000	1,999,214

Barclays Bank PLC/New York, NY FRN (United Kingdom)	0.722	2/3/14	2,600,000	2,602,855

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.964	2/20/15	1,000,000	1,007,363

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.538	11/26/14	1,000,000	1,001,941

Commonwealth Bank of Australia FRN	1.494	1/17/14	350,000	351,084

Credit Suisse New York FRN	0.644	1/15/15	3,000,000	3,000,111

National Australia Bank, Ltd./New York FRN (Australia)	1.436	1/30/14	500,000	501,128

Nordea Bank Finland PLC/New York FRN	0.753	2/19/16	2,000,000	2,004,578

Sumitomo Mitsui Bank/New York FRN (Japan)	0.588	5/8/14	2,000,000	2,003,256

Toronto-Dominion Bank/NY (Canada)	0.400	11/7/13	300,000	300,015

UBS AG/Stamford, CT	0.520	2/26/14	2,500,000	2,502,779

Westpac Banking Corp./NY (Australia)	0.304	11/6/13	1,100,000	1,100,006

Total certificates of deposit (cost $20,706,177)				$20,726,032

ASSET-BACKED COMMERCIAL PAPER (1.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

CAFCO, LLC	0.735	2/4/14	$1,000,000	$999,451

CAFCO, LLC 144A	0.806	12/27/13	2,000,000	1,999,373

CHARTA, LLC	0.735	2/4/14	1,000,000	999,451

CHARTA, LLC 144A	0.807	12/3/13	1,500,000	1,499,775

CIESCO, LP	0.624	8/13/14	3,000,000	2,993,088

CIESCO, LP 144A	0.806	12/27/13	2,000,000	1,999,373

CRC Funding, LLC	0.827	12/17/13	1,000,000	999,674

CRC Funding, LLC	0.695	2/28/14	1,700,000	1,698,187

CRC Funding, LLC	0.502	8/1/14	6,000,000	5,979,359

Total asset-backed commercial paper (cost $19,147,703)				$19,167,731

MUNICIPAL BONDS AND NOTES (1.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Athens-Clark Cnty., Indl. Dev. Auth. VRDN (Allen Properties, Inc.)	0.320	12/1/24	$1,855,000	$1,855,000

Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber LLC)	0.320	10/1/27	7,200,000	7,200,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D	0.460	3/1/38	5,130,000	5,130,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D	0.460	9/1/34	725,000	725,000

Total municipal bonds and notes (cost $14,910,000)				$14,910,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	$196,611	$206,393

				206,393
U.S. Government Agency Mortgage Obligations (0.1%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	54,277	57,009

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	627,756	666,519

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	333,725	354,458

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	328,555	348,195

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	49,407	52,217

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	149,102	159,278

				1,637,676

Total U.S. government and agency mortgage obligations (cost $1,857,655)				$1,844,069

TOTAL INVESTMENTS

Total investments (cost $1,286,479,281)(b)				$1,287,528,210

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
PO	Principal Only
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,289,623,736.
(b)	The aggregate identified cost on a tax basis is $1,286,479,281, resulting in gross unrealized appreciation and depreciation of $1,972,152 and $923,223, respectively, or net unrealized appreciation of $1,048,929.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.2%
	United Kingdom	7.3
	Canada	6.4
	Australia	4.1
	Netherlands	3.1
	France	2.6
	Japan	2.4
	Sweden	2.2
	Denmark	0.9
	Spain	0.6
	Germany	0.5
	Other	0.7

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$19,167,731	$—
Certificates of deposit	—	20,726,032	—
Commercial paper	—	75,878,038	—
Corporate bonds and notes	—	1,060,622,607	—
Mortgage-backed securities	—	94,379,733	—
Municipal bonds and notes	—	14,910,000	—
U.S. government and agency mortgage obligations	—	1,844,069	—

Totals by level	$—	$1,287,528,210	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013